DERIVATIVE WARRANT LIABILITIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 item $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant	20 days
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period		30 days
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Warrant redemption condition minimum share price scenario two	10.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Redemption period	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	10,280,000	10,280,000	10,280,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	13,800,000	13,800,000	13,800,000
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Trading period after business combination used to measure dilution of warrant		20 days
Warrant exercise price adjustment multiple		115
Warrant redemption price adjustment multiple		180
Restrictions on transfer period of time after business combination completion		30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | item	3
Redemption period	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price scenario two		$ 10.00
Threshold consecutive trading days for redemption of public warrants		30 days
Redemption period		30 days